DISPOSITIONS AND ASSETS HELD FOR SALE (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 01, 2020	Jun. 20, 2019	Dec. 31, 2020	Dec. 31, 2019
Mustang | Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price		$ 27,000
Net working capital adjustments		147
Cash received		26,853
Gain on sale of assets				$ 3,019
related party expense		$ 450
Ontario | Discontinued Operations Held for sale | California facility
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price	$ 12,387
Gain on sale of assets			$ 6,219
Current assets held for sale				6,168
Liabilities current, held for sale				$ 0